Schedule of restricted stock (Details) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of Shares			5,000,000
Vested	13,650,002	13,650,002	4,875,000
Unvested
Forfeited			125,000
Mathew Kelley [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Date of Grant			Apr. 17, 2013
Number of Shares			1,250,000
Vest from			Apr. 30, 2013
Vest To			Mar. 31, 2014
Vested			1,250,000
Unvested
Forfeited
Mathew Kelley 1 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Date of Grant			Apr. 17, 2013
Number of Shares			1,250,000
Vest from			Feb. 28, 2014
Vest To			Jan. 31, 2015
Vested			1,250,000
Unvested
Forfeited
Richard J Feldman [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Date of Grant			Apr. 30, 2014
Number of Shares			500,000
Vest from			Apr. 30, 2014
Vest To			Mar. 30, 2015
Vested			500,000
Unvested
Forfeited
Richard J Feldman 1 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of Shares			500,000
Vest from			Apr. 30, 2015
Vest To			Mar. 30, 2016
Vested			375,000
Unvested
Forfeited			125,000
Gary Gray [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Date of Grant			Mar. 07, 2015
Number of Shares			1,000,000
Vest from			Mar. 07, 2015
Vest To			May 30, 2015
Vested			1,000,000
Unvested
Forfeited
Ross Trevino [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Date of Grant			Mar. 07, 2015
Number of Shares			500,000
Vest from			Mar. 07, 2015
Vest To			May 30, 2015
Vested			500,000
Unvested
Forfeited